Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Cash and Cash Equivalents

	2024		2023		2022
Cash and banks (1)	304		230		369
Short-term investments	375	(2)	797	(2)	68
Financial assets at fair value through profit or loss (3)	439		96		336

	1,118		1,123		773

(1)	Includes balances granted as collateral. See Note 35.d).
(2)	Includes 727 of BCRA bills as of December 31, 2023. Additionally, includes 146 and 45 of term deposits and other investments with BNA as of December 31, 2024 and 2023, respectively.
(3)	See Note 6.